Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Inventories [Abstract]
Raw materials	¥ 10,474		¥ 9,522
Work in progress	2,941		1,558
Finished goods	13,712		10,866
Total inventory, gross	27,127		21,946
Inventory reserve	(20,776)		(10,920)
Total inventory, net	¥ 6,351	$ 875	¥ 11,026